Annual Total Returns- JPMorgan U.S. Government Money Market Fund (Reserve Shares) [BarChart] - Reserve Shares - JPMorgan U.S. Government Money Market Fund - Reserve	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	none	0.01%	0.01%	0.01%	0.01%	0.26%	1.19%	1.55%	0.20%